RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS
Schedule of right of use assets

	Land	Others	Total
	RMB	RMB	RMB
Cost:
Balance as at January 1, 2020	248,775	34,188	282,963
Additions	14,370	9,653	24,023
Decreases	(9,790)	(3,140)	(12,930)
Balance as at December 31, 2020	253,355	40,701	294,056

Balance as at January 1, 2021	253,355	40,701	294,056
Additions	13,263	9,650	22,913
Decreases	(2,862)	(3,430)	(6,292)
Balance as at December 31, 2021	263,756	46,921	310,677

Accumulated depreciation:
Balance as at January 1, 2020	9,101	5,702	14,803
Additions	9,358	6,354	15,712
Decreases	(896)	(1,575)	(2,471)
Balance as at December 31, 2020	17,563	10,481	28,044

Balance as at January 1, 2021	17,563	10,481	28,044
Additions	9,966	6,863	16,829
Decreases	(407)	(2,197)	(2,604)
Balance as at December 31, 2021	27,122	15,147	42,269

Net book value:
Balance as at January 1, 2020	239,674	28,486	268,160
Balance as at December 31, 2020	235,792	30,220	266,012
Balance as at December 31, 2021	236,634	31,774	268,408